Share Capital and Additional Paid in Capital Authorized - Summary of Warrant Activity (Details) - $ / shares			12 Months Ended
	Dec. 21, 2023	Aug. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
Number of Share Purchase Warrants Outstanding, Beginning balance			19,633,911	17,631,350
Number of Share Purchase Warrants, Issued	142,874	10,000,000	10,142,874	4,838,707
Number of Share Purchase Warrants, Exercised			(2,727,083)	(1,110,510)
Number of Share Purchase Warrants, Expired			(4,530,808)	(1,725,636)
Number of Share Purchase Warrants Outstanding, Ending balance			22,518,894	19,633,911
Weighted Average Exercise Price Outstanding, Beginning balance			$ 1.18	$ 1.05
Weighted Average Exercise Price, Issued			1	1.24
Weighted Average Exercise Price, Exercised			0.48	0.48
Weighted Average Exercise Price, Expired			0.99	0.48
Weighted Average Exercise Price Outstanding, Ending balance	$ 1	$ 1	$ 1.35	$ 1.18